Document And Entity Information	May 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2024
Entity Registrant Name	UNIFI, INC.
Entity Central Index Key	0000100726
Entity Emerging Growth Company	false
Entity File Number	1-10542
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2165495
Entity Address, Address Line One	7201 West Friendly Avenue
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27410
City Area Code	(336)
Local Phone Number	294-4410
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	UFI
Security Exchange Name	NYSE